Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0001876042
Registrant Name	Circle Internet Group, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES